Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Common Stock Subscribed	Additional Paid-in Capital	Accumulated Deficit
Balance at Jun. 30, 2012	$ (1,288,913)	$ 5,881	$ (5,881)	$ 100	$ (1,289,013)
Balance (in shares) at Jun. 30, 2012		5,880,667
Stock-based compensation	3,687,502	0	0	3,687,502	0
Warrant expense	191,126	0	0	191,126	0
Conversion of equity in reverse merger acquisition	(24,470)	786	5,881	(31,137)	0
Conversion of equity in reverse merger acquisition (in shares)		786,000
Net loss	(6,727,457)	0	0	0	(6,727,457)
Balance at Jun. 30, 2013	(4,162,212)	6,667	0	3,847,591	(8,016,470)
Balance (in shares) at Jun. 30, 2013		6,666,667
Stock-based compensation	1,081,792	0	0	1,081,792	0
Beneficial conversion feature	2,922,938	0	0	2,922,938	0
Fair value of warrants for financing and conversion	6,476,606	0	0	6,476,606	0
Fair value of warrants to be issued	690,187	0	0	690,187	0
Issuance of common stock	3,483,408	5,725	0	3,477,683	0
Issuance of common stock (in shares)		5,725,327
Issuance of common stock for note conversions	4,964,879	5,298	0	4,959,581	0
Issuance of common stock for note conversions (in shares)		5,297,964
Issuance of common stock as repayment of related party balance	275,000	176	0	274,824	0
Issuance of common stock as repayment of related party balance (in shares)		176,283
Issuance of common stock for services	404,587	125	0	404,462	0
Issuance of common stock for services (in shares)		125,001
Cashless exercise of warrants	0	101	0	(101)	0
Cashless exercise of warrants (in shares)		100,550
Net loss	(9,730,454)	0	0	0	(9,730,454)
Balance at Jun. 30, 2014	6,406,731	18,092	0	24,135,563	(17,746,924)
Balance (in shares) at Jun. 30, 2014		18,091,792
Stock-based compensation	1,864,226	0		1,864,226	0
Fair value of warrants to be issued	5,169,743	0		5,169,743	0
Issuance of common stock	4,287,886	5,276		4,282,610	0
Issuance of common stock (in shares)		5,276,280
Issuance of common stock for services	298,418	168		298,250	0
Issuance of common stock for services (in shares)		167,668
Net loss	(8,322,900)	0		0	(8,322,900)
Balance at Mar. 31, 2015	$ 9,704,104	$ 23,536		$ 35,750,392	$ (26,069,824)
Balance (in shares) at Mar. 31, 2015		23,535,740